Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 1,768,374	$ 122,808	$ 33,030
Cost of sales	1,311,581	92,287	15,550
Gross profit	456,793	30,521	17,480
Expenses
Advertising and promotion	2,961
Amortization	631	17,984
Consulting	197,860	355,350	174,321
General and administrative	250,144	182,847	114,227
Management Fees	168,000	205,000	270,000
Shareholder communications	173,035	329,342	31,251
Professional fees	150,585	189,796	159,593
Share-based compensation	331,522	495,791	130,219
Expense, by nature	(1,274,738)	(1,776,110)	(879,611)
Other income (expense)
Finance costs		(38,438)	(158,952)
Gain on settlement and write-off of liabilities		75,467	33,899
Foreign exchange gain (loss)	298	(153)	(6,350)
Write-down on inventories			(180,432)
Interest income	8,086	581
Write-off of accounts receivable	(8,667)
Net loss from continuing operations	(283)	37,457	(311,835)
Net loss and comprehensive loss for the year	$ (818,228)	$ (1,708,132)	$ (1,173,966)
Basic and Diluted Loss Per Share	$ (0.01)	$ (0.02)	$ (0.02)
Weighted Average Number of Common Shares Outstanding	97,859,216	92,610,766	60,449,165